Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Significant accounting judgements, estimates and assumptions

4.	Significant accounting judgements, estimates and assumptions

4.1	Impairment losses on financial assets

Financial assets measured at amortized cost and fair value through other comprehensive income are tested for impairment at the end of each annual reporting period. The carrying amounts of these assets are adjusted by an Allowance for Expected Losses, with a corresponding entry to the Income Statement.

The Group uses a series of forward-looking macroeconomic information in its EL calculation models. The Group carried out historical analyses and identified the main macroeconomic variables affecting credit risk and expected credit losses for each portfolio. The impact of these economic variables on PD was determined using an analysis of statistical regression to understand the changes in impact that these variables have historically in default rates.

In accordance with IFRS 7.35G, Management identified the macroeconomic variables with statistically significant influence on the measurement of impairment, which include: (i) consumer inflation indices (“IPCA” and “INPC”), (ii) the Brazilian unemployment rate, and (iii) product-specific credit indicators provided by Central Bank of Brazil. These variables are incorporated into the PD models through historical regression analyses designed to capture the sensitivity of default rates to macroeconomic conditions.

The Group currently applies a single forward-looking macroeconomic scenario, which is monitored periodically and reflects Management’s best estimate of future economic conditions. Management reassesses, at least annually, whether additional scenarios or probability-weighted outcomes are required based on model performance, portfolio behavior and the volatility of macroeconomic indicators.

Economic forecasts, projections and probabilities of occurrence are subject to a high inherent degree of uncertainty and, therefore, the results differ significantly from those projected. The Group considers that these forecasts represent the best estimate of possible outcomes.

4.2	Incremental rate on the lessee’s borrowing cost

Since the Group’s lease contracts have no identifiable discount rate (implicitly or explicitly), the Group’s incremental borrowing rate is used to calculate the present value of the Lease Liabilities at initial recognition.

Obtaining this rate involves a high degree of judgment, since the credit risk of the Group, the terms of the leases, the nature and quality of the collateral offered, and the economic environment in which each transaction is conducted must be taken into consideration. This process preferably uses readily observable input, based on which the lessee must make the necessary adjustments to obtain its incremental borrowing rate.

The Group applied the practical expedient to determine the incremental rate for a group of contracts, as the effects of its application do not differ materially from the application to individual leases.

The Group criteria regarding the incremental interest rate were:

▪	Risk-free rate: benchmark rate of the market where the Group operates.
▪	Credit spread: the spread applicable to the most recent borrowings in the same currency.

To determine the lease term, Management considers all facts and circumstances that create an economic incentive to exercise an extension option or not to exercise a termination option. Extension options (or periods after termination options) are included in the lease term only when there is reasonable certainty that the lease will be extended (or will not be terminated).

4.3	Impairment losses on intangible assets

The Group tests whether goodwill suffered any impairment on an annual basis on December 31 and when circumstances indicate that the value may be impaired. See note 9.

4.4	Provision for contingencies

The risk of loss contingency is an estimate that requires material judgment in accounting for and disclosing provisions. Management defines the probability of loss based on the nature of the proceedings, similarity with previous cases, and the complexity of the courts, including the advice of internal and external legal advisors.

4.5	Deferred taxes

Deferred tax assets arise from temporary differences caused mainly by non-deductible provisions. Deferred taxes are recognized to reflect future tax effects attributable to temporary differences between the tax base of assets and liabilities and their corresponding carrying amounts.

The amount of deferred tax assets is reviewed at the end of each reporting period and reduced for the amount that is no longer probable to be realized through future taxable profits. The estimates of the availability of future taxable income against which deductible temporary differences and tax losses may be used to realize deferred tax assets is subject to significant judgement. Additionally, future taxable income may be higher or lower than the estimates considered in determining the deferred tax assets.